UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2011

                                                                      (Form N-Q)

                                             (C)2011, USAA. All rights reserved.
48483-0611

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2011 (Unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (53.2%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                   5.75%        1/15/2015           $    1,112
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
      905   Charter Communications Operating, LLC (a)        3.41         3/06/2014                  905
    1,000   Comcast Corp.                                    6.50         1/15/2017                1,158
    1,000   Time Warner Cable, Inc.                          8.25         2/14/2014                1,170
    2,000   Virgin Media Secured Finance plc                 6.50         1/15/2018                2,200
                                                                                              ----------
                                                                                                   5,433
                                                                                              ----------
            CASINOS & GAMING (0.1%)
     134    Harrah's Operating Co., Inc.                    10.00        12/15/2018                  127
     895    Seminole Tribe of Florida (b)                    7.80        10/01/2020                  894
                                                                                              ----------
                                                                                                   1,021
                                                                                              ----------
            DEPARTMENT STORES (0.2%)
    2,000   Federated Retail Holdings, Inc.                  5.90        12/01/2016                2,172
    2,000   Macy's Retail Holdings, Inc.                     7.45         7/15/2017                2,290
                                                                                              ----------
                                                                                                   4,462
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,000   Starwood Hotels & Resorts Worldwide, Inc.        7.88        10/15/2014                2,295
                                                                                              ----------
            HOUSEHOLD APPLIANCES (0.1%)
    1,000   Whirlpool Corp.                                  7.75         7/15/2016                1,175
                                                                                              ----------
            LEISURE PRODUCTS (0.1%)
    2,000   Hasbro, Inc.                                     6.13         5/15/2014                2,207
                                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    1,000   Service Corp. International                      7.63        10/01/2018                1,125
    2,000   Service Corp. International                      7.00         5/15/2019                2,135
                                                                                              ----------
                                                                                                   3,260
                                                                                              ----------
            SPECIALTY STORES (0.1%)
    2,000   Staples, Inc.                                    9.75         1/15/2014                2,407
                                                                                              ----------
            Total Consumer Discretionary                                                          23,372
                                                                                              ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    2,000   Cargill, Inc. (b)                                6.00        11/27/2017                2,274
                                                                                              ----------
            DRUG RETAIL (0.8%)
   14,600   CVS Caremark Corp.                               6.30         6/01/2037               14,458
                                                                                              ----------
            SOFT DRINKS (0.1%)
    1,000   Coca Cola Enterprises, Inc.                      7.38         3/03/2014                1,164
                                                                                              ----------

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                  COUPON                                     VALUE
(000)       SECURITY                                      RATE            MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            TOBACCO (0.1%)
$   1,000   Universal Corp.                              5.00%            9/01/2011           $    1,009
                                                                                              ----------
            Total Consumer Staples                                                                18,905
                                                                                              ----------
            ENERGY (7.8%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
    2,000   Hess Corp.                                   8.13             2/15/2019                2,535
    1,000   Polar Tankers, Inc. (b)                      5.95             5/10/2037                1,036
                                                                                              ----------
                                                                                                   3,571
                                                                                              ----------
            OIL & GAS DRILLING (0.4%)
    2,000   Nabors Industries, Inc.                      9.25             1/15/2019                2,574
    1,000   Pride International, Inc.                    6.88             8/15/2020                1,158
    2,000   Transocean, Inc.                             1.50            12/15/2037                2,000
    2,000   Transocean, Inc.                             1.50            12/15/2037                1,963
                                                                                              ----------
                                                                                                   7,695
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000   Exterran Holdings, Inc. (b)                  7.25            12/01/2018                2,085
    2,000   Seacor Holdings, Inc. (c)                    5.88            10/01/2012                2,072
                                                                                              ----------
                                                                                                   4,157
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
    8,000   Anadarko Petroleum Corp.                     6.38             9/15/2017                9,048
    1,208   Denbury Resources, Inc.                      9.75             3/01/2016                1,368
    4,000   Denbury Resources, Inc.                      6.38             8/15/2021                4,130
    2,000   Devon Energy Corp.                           6.30             1/15/2019                2,373
    1,000   EQT Corp.                                    8.13             6/01/2019                1,211
    2,000   Equitable Resources Foundation, Inc.         6.50             4/01/2018                2,232
    3,000   Newfield Exploration Co.                     6.88             2/01/2020                3,187
    2,000   Noble Energy, Inc.                           8.25             3/01/2019                2,555
    5,000   QEP Resources, Inc.                          6.88             3/01/2021                5,412
    1,000   Range Resources Corp.                        8.00             5/15/2019                1,108
                                                                                              ----------
                                                                                                  32,624
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    2,000   Motiva Enterprises, LLC (b)                  5.75             1/15/2020                2,220
    1,000   Sunoco, Inc.                                 9.63             4/15/2015                1,231
                                                                                              ----------
                                                                                                   3,451
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (4.9%)
      250   Buckeye Partners, LP                         5.13             7/01/2017                  264
    1,000   DCP Midstream, LLC (b)                       9.70            12/01/2013                1,178
    1,000   Duke Capital Corp., LLC                      5.50             3/01/2014                1,093
    1,000   Duke Capital Corp., LLC                      8.00            10/01/2019                1,236
    1,000   El Paso Corp.                                6.50             9/15/2020                1,093
    3,000   El Paso Corp.                                7.75             1/15/2032                3,450
    2,000   El Paso Energy Corp. (b),(c)                 5.90             4/01/2017                2,260
    2,000   El Paso Pipeline Partners Operating, LLC     6.50             4/01/2020                2,247
    9,000   Enbridge Energy Partners, LP                 8.05            10/01/2037                9,844
    1,000   Energy Transfer Partners, LP                 6.00             7/01/2013                1,089
    1,000   Energy Transfer Partners, LP                 9.70             3/15/2019                1,312
    1,000   Enterprise Products Operating, LP            8.38             8/01/2066                1,087
    5,000   Enterprise Products Operating, LP            7.00             6/01/2067                5,011
    3,550   Enterprise Products Operating, LP            7.03             1/15/2068                3,750
    2,000   Gulf South Pipeline Co., LP (b)              5.75             8/15/2012                2,095
    2,000   Kaneb Pipe Line Operating Partnership, LP    5.88             6/01/2013                2,148
    2,405   Kinder Morgan Finance Co.                    5.70             1/05/2016                2,543
    6,000   NGPL PipeCo, LLC (b)                         6.51            12/15/2012                6,335
    2,000   NGPL PipeCo, LLC (c)                         7.12            12/15/2017                2,199
    5,000   NuStar Logistics, LP                         4.80             9/01/2020                5,002
    2,000   Oneok Partners, LP                           8.63             3/01/2019                2,551
    1,000   Plains All American Pipeline, LP             8.75             5/01/2019                1,267
    1,000   Rockies Express Pipeline, LLC (b)            3.90             4/15/2015                1,002

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Sabine Pass LNG, LP (c)                         7.25%        11/30/2013           $    2,075
    3,000   Southeast Supply Header (b)                     4.85          8/15/2014                3,187
   12,750   Southern Union Co.                              7.20         11/01/2066               12,591
    1,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                1,093
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,277
    1,000   Targa Resources Partners, LP (b)                6.88          2/01/2021                  998
    1,000   Tennessee Gas Pipeline Co.                      8.00          2/01/2016                1,210
    2,000   Tennessee Gas Pipeline Co.                      7.00         10/15/2028                2,267
      500   Transcontinental Gas Pipeline Corp.             8.88          7/15/2012                  545
    1,000   Valero Logistics Operations, LP                 6.05          3/15/2013                1,071
                                                                                              ----------
                                                                                                  87,370
                                                                                              ----------
            Total Energy                                                                         138,868
                                                                                              ----------
            FINANCIALS (25.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   Mellon Bank, N.A.                               5.45          4/01/2016                2,192
                                                                                              ----------
            CONSUMER FINANCE (1.0%)
    8,000   American Express Co.                            6.80          9/01/2066                8,420
    2,000   American General Finance Corp.                  4.88          7/15/2012                1,995
    1,000   American Honda Finance Corp. (b)                6.70         10/01/2013                1,118
      965   Capital One Financial Corp.                     7.69          8/15/2036                  998
    1,000   ERAC USA Finance Co. (b)                        6.20         11/01/2016                1,121
    2,000   Ford Motor Credit Co., LLC                      7.00         10/01/2013                2,168
    1,000   Ford Motor Credit Co., LLC                      7.50          8/01/2012                1,061
    1,266   General Motors Acceptance Corp.                 6.88          8/28/2012                1,333
                                                                                              ----------
                                                                                                  18,214
                                                                                              ----------
            DIVERSIFIED BANKS (0.8%)
    1,000   Comerica Bank                                   5.20          8/22/2017                1,077
    1,000   Emigrant Bancorp, Inc. (b)                      6.25          6/15/2014                  887
    2,000   First Union National Bank, FL                   6.18          2/15/2036                2,197
    3,000   First Union National Bank, NC                   6.18          2/15/2036                3,296
    2,500   USB Realty Corp. (b)                            6.09                  -(d)             2,219
    3,470   Wells Fargo Capital XIII                        7.70                  -(d)             3,611
    1,000   Wells Fargo Capital XV                          9.75                  -(d)             1,106
                                                                                              ----------
                                                                                                  14,393
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    6,000   Goldman Sachs Capital II                        5.79                  -(d)             5,205
                                                                                              ----------
            LIFE & HEALTH INSURANCE (3.9%)
    2,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                2,056
    2,000   Forethought Financial Group (b)                 8.63          4/15/2021                2,019
   11,500   Great-West Life & Annuity Insurance Co. (b)     7.15          5/16/2046               11,960
    3,000   Jackson National Life Global Funding (b)        5.38          5/08/2013                3,239
   10,018   Lincoln National Corp.                          7.00          5/17/2066               10,457
    5,000   MetLife Capital Trust X (b)                     9.25          4/08/2038                6,275
    8,000   MetLife, Inc.                                   6.40         12/15/2036                8,040
    1,000   Ohio National Financial Services, Inc. (b)      6.38          4/30/2020                1,067
    2,000   Ohio National Financial Services, Inc. (b)      6.63          5/01/2031                2,015
    2,000   Prudential Financial, Inc.                      6.00         12/01/2017                2,237
    1,000   Prudential Financial, Inc.                      8.88          6/15/2038                1,235
   16,681   StanCorp Financial Group, Inc.                  6.90          6/01/2067               16,219
    2,000   Travelers Life & Annuity (b)                    5.13          8/15/2014                2,199
                                                                                              ----------
                                                                                                  69,018
                                                                                              ----------
            MULTI-LINE INSURANCE (2.6%)
    2,000   American International Group, Inc.              8.18          5/15/2058                2,255
    8,000   Genworth Financial, Inc.                        6.15         11/15/2066                6,220
   10,000   Glen Meadow(b)                                  6.51          2/12/2067                9,200
    2,000   HCC Insurance Holdings, Inc.                    6.30         11/15/2019                2,198
    1,000   ILFC E-Capital Trust I (b)                      5.97(e)      12/21/2065                  840
    2,000   ILFC E-Capital Trust II (b)                     6.25         12/21/2065                1,730
    3,000   International Lease Finance Corp. (b)           6.50          9/01/2014                3,195

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Liberty Mutual Group, Inc.                       7.30%        6/15/2014           $    2,179
   15,235   Nationwide Mutual Insurance Co. (b),(c)          5.81        12/15/2024               14,780
    3,000   Unitrin, Inc.                                    6.00        11/30/2015                3,171
                                                                                              ----------
                                                                                                  45,768
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.3%)
    2,500   Leucadia National Corp.                          8.13         9/15/2015                2,788
    2,000   Leucadia National Corp.                          7.13         3/15/2017                2,110
                                                                                              ----------
                                                                                                   4,898
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    3,000   AgFirst Farm Credit Bank                         6.59                 -(d)             2,461
    1,000   Bank of America Corp.                            8.00                 -(d)             1,083
    1,000   Bank of America Corp.                            8.13                 -(d)             1,083
    2,000   Bank of America Corp.                            5.75        12/01/2017                2,160
    1,000   Bank of America Corp. Capital Trust XV           1.11(e)      6/01/2056                  757
    2,000   Citigroup, Inc.                                  6.38         8/12/2014                2,236
    1,000   First Republic Bank Corp.                        7.75         9/15/2012                1,062
    2,000   General Electric Capital Corp.                   4.80         5/01/2013                2,133
    6,000   General Electric Capital Corp.                   6.38        11/15/2067                6,255
    6,440   General Electric Capital Corp.                   6.38        11/15/2067                6,706
    2,000   Merrill Lynch & Co., Inc.                        6.05         8/15/2012                2,121
                                                                                              ----------
                                                                                                  28,057
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (4.7%)
    1,000   21st Century Insurance Group                     5.90        12/15/2013                1,075
    5,000   Alleghany Corp.                                  5.63         9/15/2020                5,132
    2,000   Allied World Assurance                           5.50        11/15/2020                2,014
   10,000   Allstate Corp.                                   6.13         5/15/2037               10,325
    1,535   Assured Guaranty U.S. Holdings, Inc.             7.00         6/01/2034                1,501
    2,425   Assured Guaranty U.S. Holdings, Inc.             6.40        12/15/2066                2,001
   10,000   BNSF Funding Trust I                             6.61        12/15/2055               10,413
    8,000   Chubb Corp.                                      6.38         3/29/2067                8,600
    3,000   Farmers Exchange Capital (b)                     7.05         7/15/2028                3,031
    3,000   Financial Security Assurance Holdings Ltd. (b)   6.40        12/15/2066                2,355
    1,000   Infinity Property & Casualty Corp.               5.50         2/18/2014                1,053
    4,360   Ironshore Holdings, Inc. (b)                     8.50         5/15/2020                4,815
    3,000   Liberty Mutual Group, Inc. (b)                   7.00         3/15/2037                2,958
   15,810   Progressive Corp.                                6.70         6/15/2037               16,740
    2,000   RLI Corp.                                        5.95         1/15/2014                2,096
    5,000   Travelers Companies, Inc.                        6.25         3/15/2037                5,225
    5,000   White Mountains Re Group Ltd. (b)                6.38         3/20/2017                5,161
                                                                                              ----------
                                                                                                  84,495
                                                                                              ----------
            REGIONAL BANKS (3.3%)
    1,750   Bank of Oklahoma                                 5.75         5/15/2017                1,701
    2,000   Chittenden Corp.                                 5.80         2/14/2017                2,004
    1,000   City National Corp.                              5.13         2/15/2013                1,049
    2,000   Cullen/Frost Bankers, Inc.                       5.75         2/15/2017                1,969
   10,000   Fifth Third Capital Trust IV                     6.50         4/15/2037                9,875
    2,395   First Empire Capital Trust I                     8.23         2/01/2027                2,452
    1,000   First Maryland Capital Trust I                   1.28(e)      1/15/2027                  797
    1,000   First Tennessee Bank, N.A.                       4.63         5/15/2013                1,039
    3,000   First Tennessee Bank, N.A.                       5.65         4/01/2016                3,176
    2,000   Fulton Capital Trust I                           6.29         2/01/2036                1,725
    2,000   Huntington Bancshares, Inc.                      7.00        12/15/2020                2,243
    2,500   Huntington Capital III                           6.65         5/15/2037                2,495
    2,000   Key Bank, N.A.                                   5.45         3/03/2016                2,167
    4,000   Manufacturers & Traders Trust Co.                5.63        12/01/2021                3,921
    1,500   National City Preferred Capital Trust I         12.00                 -(d)             1,685
    5,000   PNC Preferred Funding Trust III (b)              8.70         3/29/2049                5,358
    2,000   Susquehanna Bancshares, Inc.                     2.12(e)      5/01/2014                1,802
    2,000   TCF Financial Bank                               1.94(e)      6/15/2014                1,928
    2,000   TCF National Bank                                5.50         2/01/2016                1,937
    2,000   U.S. AgBank, FCB (b)                             6.11                 -(d)             1,422

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   4,000   Webster Capital Trust IV                        7.65%         6/15/2037           $    4,026
    1,000   Webster Financial Corp.                         5.13          4/15/2014                  979
    1,000   Whitney National Bank                           5.88          4/01/2017                1,000
    1,000   Wilmington Trust Corp.                          8.50          4/02/2018                1,173
    1,000   Zions Bancorp                                   6.00          9/15/2015                1,019
                                                                                              ----------
                                                                                                  58,942
                                                                                              ----------
            REINSURANCE (0.5%)
    5,624   Max USA Holdings Ltd. (b)                       7.20          4/14/2017                5,774
    3,000   Platinum Underwriters Finance, Inc.             7.50          6/01/2017                3,217
                                                                                              ----------
                                                                                                   8,991
                                                                                              ----------
            REITs - DIVERSIFIED (0.6%)
    1,000   Liberty Property, LP                            5.13          3/02/2015                1,083
    1,000   Liberty Property, LP                            6.63         10/01/2017                1,145
    4,000   Washington REIT                                 5.35          5/01/2015                4,344
    5,000   Wells Real Estate Investment Trust II, Inc.     5.88          4/01/2018                5,033
                                                                                              ----------
                                                                                                  11,605
                                                                                              ----------
            REITs - INDUSTRIAL (0.6%)
    2,500   AMB Property, LP                                6.30          6/01/2013                2,697
    5,000   ProLogis                                        6.88          3/15/2020                5,615
    1,000   ProLogis                                        2.25          4/01/2037                1,005
    1,000   ProLogis                                        1.88         11/15/2037                  995
                                                                                              ----------
                                                                                                  10,312
                                                                                              ----------
            REITs - OFFICE (1.2%)
    2,000   BioMed Realty, LP (b)                           6.13          4/15/2020                2,135
    2,000   Boston Properties, Inc.                         5.88         10/15/2019                2,203
      365   Boston Properties, LP                           6.25          1/15/2013                  395
    2,000   Brandywine Operating Partnership, LP            7.50          5/15/2015                2,285
    1,000   Brandywine Operating Partnership, LP            6.00          4/01/2016                1,074
    1,000   Duke Realty, LP                                 5.50          3/01/2016                1,075
    1,000   Duke Realty, LP                                 5.95          2/15/2017                1,098
    1,000   Duke Realty, LP                                 6.50          1/15/2018                1,121
    1,000   HRPT Properties Trust                           5.75         11/01/2015                1,078
    2,000   HRPT Properties Trust                           6.25          8/15/2016                2,178
    1,700   HRPT Properties Trust                           6.25          6/15/2017                1,847
    1,000   HRPT Properties Trust                           6.65          1/15/2018                1,109
    1,500   Mack-Cali Realty, LP                            5.80          1/15/2016                1,651
    1,000   Mack-Cali Realty, LP                            7.75          8/15/2019                1,217
    1,000   Reckson Operating Partnership, LP               6.00          3/31/2016                1,078
                                                                                              ----------
                                                                                                  21,544
                                                                                              ----------
            REITs - RESIDENTIAL (0.7%)
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012                2,063
    1,330   BRE Properties, Inc.                            5.50          3/15/2017                1,442
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,049
    1,965   ERP Operating, LP                               6.58          4/13/2015                2,267
    1,000   Post Apartment Homes, LP                        5.45          6/01/2012                1,034
    3,000   UDR, Inc.                                       5.13          1/15/2014                3,164
    2,000   United Dominion Realty Trust                    5.25          1/15/2015                2,125
                                                                                              ----------
                                                                                                  13,144
                                                                                              ----------
            REITs - RETAIL (1.1%)
    1,000   Developers Diversified Realty Corp.             5.38         10/15/2012                1,038
    2,000   Developers Diversified Realty Corp.             5.50          5/01/2015                2,124
    3,000   Equity One, Inc.                                6.25         12/15/2014                3,257
    1,000   Federal Realty Investment Trust                 6.20          1/15/2017                1,125
    1,000   National Retail Properties, Inc.                6.88         10/15/2017                1,093
    1,000   Pan Pacific Retail Properties, Inc.             5.25          9/01/2015                1,057
    2,000   Realty Income Corp.                             5.95          9/15/2016                2,214
    2,000   Regency Centers, LP                             5.88          6/15/2017                2,222
    1,000   Simon Property Group, LP                        6.10          5/01/2016                1,139

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   4,000   Weingarten Realty Investors                      4.86%        1/15/2014           $    4,112
                                                                                              ----------
                                                                                                  19,381
                                                                                              ----------
            REITs - SPECIALIZED (1.8%)
    6,000   Entertainment Properties Trust (b)               7.75         7/15/2020                6,465
    2,000   Health Care Property Investors, Inc.             6.30         9/15/2016                2,243
    2,000   Health Care REIT, Inc.                           4.70         9/15/2017                2,042
    3,000   Health Care REIT, Inc.                           6.13         4/15/2020                3,229
    2,000   Health Care REIT, Inc.                           4.95         1/15/2021                1,974
    3,000   Healthcare Realty Trust                          6.50         1/17/2017                3,368
    1,000   Hospitality Properties Trust                     5.13         2/15/2015                1,051
    1,000   Host Hotels & Resorts, LP                        9.00         5/15/2017                1,130
    2,000   Nationwide Health Properties, Inc.               6.90        10/01/2037                2,061
    3,500   Senior Housing Properties Trust                  6.75         4/15/2020                3,729
    1,000   Ventas Realty, LP                                9.00         5/01/2012                1,074
      500   Ventas Realty, LP                                6.50         6/01/2016                  518
    3,000   Ventas Realty, LP                                6.75         4/01/2017                3,194
                                                                                              ----------
                                                                                                  32,078
                                                                                              ----------
            Total Financials                                                                     448,237
                                                                                              ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    1,000   Baxter International, Inc.                       4.00         3/01/2014                1,071
    1,000   Hospira, Inc.                                    6.40         5/15/2015                1,132
    1,000   Hospira, Inc.                                    6.05         3/30/2017                1,126
                                                                                              ----------
                                                                                                   3,329
                                                                                              ----------
            HEALTH CARE FACILITIES (0.1%)
    1,500   HCA, Inc.                                        7.25         9/15/2020                1,620
                                                                                              ----------
            HEALTH CARE SERVICES (0.1%)
    1,000   Laboratory Corp. of America                      5.63        12/15/2015                1,107
                                                                                              ----------
            MANAGED HEALTH CARE (0.1%)
    2,000   Highmark, Inc. (b)                               6.80         8/15/2013                2,224
                                                                                              ----------
            Total Health Care                                                                      8,280
                                                                                              ----------
            INDUSTRIALS (2.8%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,500   L 3 Communications Corp.                         6.38        10/15/2015                2,594
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.1%)
    2,000   FedEx Corp.                                      7.38         1/15/2014                2,279
                                                                                              ----------
            AIRLINES (1.0%)
      302   America West Airlines, Inc. Pass-Through Trust   6.87         1/02/2017                  299
    1,637   America West Airlines, Inc. Pass-Through Trust
              (INS)                                          7.93         1/02/2019                1,694
    1,000   American Airlines, Inc. Pass-Through Trust       6.82         5/23/2011                1,003
    2,449   American Airlines, Inc. Pass-Through Trust      10.38         7/02/2019                2,853
    4,697   Continental Airlines, Inc. Pass-Through Trust    9.00         7/08/2016                5,448
      909   Continental Airlines, Inc. Pass-Through Trust    6.55         2/02/2019                  954
    1,096   Continental Airlines, Inc. Pass-Through Trust
              (INS)                                          6.24         3/15/2020                1,113
    5,000   US Airways Group, Inc.                           6.25         4/22/2023                4,888
                                                                                              ----------
                                                                                                  18,252
                                                                                              ----------
            BUILDING PRODUCTS (0.2%)
    1,000   Building Materials Corp. (b)                     7.00         2/15/2020                1,048
    1,000   USG Corp.                                        6.30        11/15/2016                  960
    1,000   USG Corp.                                        9.75         1/15/2018                1,057
                                                                                              ----------
                                                                                                   3,065
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
$     568   Manitowoc Co., Inc. (a)                         8.00%         4/14/2014           $      569
    1,000   Paccar, Inc.                                    6.88          2/15/2014                1,145
                                                                                              ----------
                                                                                                   1,714
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Allied Waste North America, Inc.                6.88          6/01/2017                2,178
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
    2,952   Pinafore, LLC (a)                               4.25          9/21/2016                2,984
    2,000   Textron Financial Corp.                         5.40          4/28/2013                2,110
    3,000   Tyco International Finance                      8.50          1/15/2019                3,836
    2,000   Tyco International Finance S.A.                 4.13         10/15/2014                2,140
                                                                                              ----------
                                                                                                  11,070
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   SPX Corp. (b)                                   6.88          9/01/2017                1,612
                                                                                              ----------
            RAILROADS (0.2%)
    3,272   Southern Capital Corp. (b)                      5.70          6/30/2022                3,329
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.2%)
    2,000   Corrections Corp. of America                    7.75          6/01/2017                2,200
    1,000   GEO Group, Inc.                                 7.75         10/15/2017                1,075
                                                                                              ----------
                                                                                                   3,275
                                                                                              ----------
            Total Industrials                                                                     49,368
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013                1,069
    2,000   First American Capital Trust I                  8.50          4/15/2012                2,038
                                                                                              ----------
                                                                                                   3,107
                                                                                              ----------
            Total Information Technology                                                           3,107
                                                                                              ----------
            MATERIALS (1.4%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     929    Sweetwater Investors, LLC (b)                   5.88          5/15/2014                  871
                                                                                              ----------
            CONSTRUCTION MATERIALS (0.2%)
    3,450   Vulcan Materials Co.                            6.40         11/30/2017                3,521
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,000   Chevron Phillips Chemical Co., LP (b)           7.00          6/15/2014                2,256
    2,000   Dow Chemical Co.                                5.90          2/15/2015                2,251
    1,000   E.I. du Pont de Nemours and Co.                 6.00          7/15/2018                1,151
                                                                                              ----------
                                                                                                   5,658
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,223
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.3%)
    2,000   Ball Corp.                                      6.63          3/15/2018                2,070
    2,725   Silgan Holdings, Inc.                           7.25          8/15/2016                2,946
                                                                                              ----------
                                                                                                   5,016
                                                                                              ----------
            PAPER PRODUCTS (0.3%)
    1,000   Clearwater Paper Corp. (b)                      7.13         11/01/2018                1,045
    3,000   International Paper Co.                         7.50          8/15/2021                3,588
                                                                                              ----------
                                                                                                   4,633
                                                                                              ----------
            STEEL (0.1%)
    2,000   Allegheny Technologies, Inc.                    9.38          6/01/2019                2,564
                                                                                              ----------
            Total Materials                                                                       24,486
                                                                                              ----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
$   5,000   Qwest Communications International              7.13%         4/01/2018           $    5,475
    4,000   Qwest Corp.                                     8.38          5/01/2016                4,770
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,079
    2,000   Windstream Corp.                                7.88         11/01/2017                2,170
                                                                                              ----------
                                                                                                  13,494
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,000   Verizon Wireless Capital, LLC                   5.55          2/01/2014                3,310
                                                                                              ----------
            Total Telecommunication Services                                                      16,804
                                                                                              ----------
            UTILITIES (12.1%)
            -----------------
            ELECTRIC UTILITIES (5.6%)
    1,000   Ameren Corp.                                    8.88          5/15/2014                1,160
    1,000   Ameren Ill Co.                                  6.13         11/15/2017                1,127
    1,000   Ameren UE                                       5.10         10/01/2019                1,065
    2,000   AmerenIP                                        9.75         11/15/2018                2,619
      981   Bruce Mansfield Unit 1 & 2 2007 Pass-Through
              Trust                                         6.85          6/01/2034                1,044
    1,045   Carolina Power & Light Co.                      6.13          9/15/2033                1,143
    1,002   Cedar Brakes II, LLC (b)                        9.88          9/01/2013                1,060
    2,000   Cleveland Electric Illuminating Co.             8.88         11/15/2018                2,550
    2,000   Commonwealth Edison Co.                         5.80          3/15/2018                2,239
    1,000   Duke Energy Carolinas, LLC                      5.75         11/15/2013                1,115
   10,000   Duquesne Light Holdings, Inc. (b)               6.40          9/15/2020               10,339
    2,000   Entergy Mississippi, Inc.                       5.92          2/01/2016                2,003
      636   FPL Energy National Wind, LLC (b)               5.61          3/10/2024                  645
   14,000   FPL Group Capital, Inc.                         6.35         10/01/2066               13,946
    1,000   FPL Group Capital, Inc.                         7.30          9/01/2067                1,056
    3,000   Great Plains Energy, Inc.                       6.88          9/15/2017                3,406
    2,000   Indiana Michigan Power Co.                      7.00          3/15/2019                2,371
    2,320   ITC Holdings Corp. (b)                          5.25          7/15/2013                2,403
    2,000   Metropolitan Edison Co.                         7.70          1/15/2019                2,388
    1,000   MidAmerican Energy Holdings Co.                 5.88         10/01/2012                1,067
    1,000   Nevada Power Co.                                6.50          5/15/2018                1,157
    2,000   Northeast Utilities                             5.65          6/01/2013                2,160
    1,700   Northern States Power Co.                       8.00          8/28/2012                1,856
    3,000   NV Energy, Inc.                                 6.25         11/15/2020                3,113
      117   Oglethorpe Power Corp.                          6.97          6/30/2011                  117
    2,000   Oglethorpe Power Corp.                          6.10          3/15/2019                2,278
    2,000   Otter Tail Corp.                                9.00         12/15/2016                2,250
   16,100   PPL Capital Funding, Inc.                       6.70          3/30/2067               16,019
    1,000   PSI Energy, Inc.                                6.05          6/15/2016                1,138
    3,000   Public Service Co. of New Mexico                7.95          5/15/2018                3,401
    1,000   Public Service Co. of Oklahoma                  6.15          8/01/2016                1,123
    4,000   Texas - New Mexico Power Co. (b)                9.50          4/01/2019                5,142
    2,817   Texas Competitive Electric Holdings, Co.,
              LLC (a)                                       3.25         10/10/2014                2,259
      674   Tristate General & Transport Association (b)    6.04          1/31/2018                  734
    1,000   Union Electric Co.                              6.70          2/01/2019                1,166
    1,000   Virginia Electric Power Co.                     5.40          1/15/2016                1,122
                                                                                              ----------
                                                                                                  99,781
                                                                                              ----------
            GAS UTILITIES (1.5%)
    2,000   AGL Capital Corp.                               6.38          7/15/2016                2,280
    2,000   Atmos Energy Corp.                              6.35          6/15/2017                2,257
    1,000   Atmos Energy Corp.                              8.50          3/15/2019                1,261
    2,000   Florida Gas Transmission Co. (b)                7.90          5/15/2019                2,450
    3,000   Florida Gas Transmission Co. (b)                5.45          7/15/2020                3,184
    3,000   Gulfstream Natural Gas(b)                       6.95          6/01/2016                3,529
    1,000   National Fuel Gas Co.                           7.38          6/13/2025                1,087

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Northern Natural Gas Co. (b)                    5.38%        10/31/2012           $    1,065
    1,000   Questar Pipeline Co.                            5.83          2/01/2018                1,119
    8,110   SourceGas, LLC (b)                              5.90          4/01/2017                8,106
    1,000   Southern Star Central Gas Pipeline, Inc. (b)    6.00          6/01/2016                1,099
                                                                                              ----------
                                                                                                  27,437
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    2,680   IPALCO Enterprises, Inc. (b)                    7.25          4/01/2016                2,935
                                                                                              ----------
            MULTI-UTILITIES (4.7%)
    1,000   Baltimore Gas and Electric Co.                  5.90         10/01/2016                1,143
    3,500   Black Hills Corp.                               6.50          5/15/2013                3,768
    3,000   Black Hills Corp.                               5.88          7/15/2020                3,119
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,295
    1,000   CenterPoint Energy Resources Corp.              5.95          1/15/2014                1,098
    2,000   CMS Energy Corp.                                6.25          2/01/2020                2,135
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,288
   11,050   Dominion Resources, Inc.                        7.50          6/30/2066               11,726
    5,000   Dominion Resources, Inc.                        6.30          9/30/2066                4,950
    1,000   Energy East Corp.                               6.75          6/15/2012                1,059
   16,663   Integrys Energy Group, Inc.                     6.11         12/01/2066               16,432
    1,000   New York State Electric & Gas Corp.             5.50         11/15/2012                1,052
    1,000   NiSource Finance Corp.                          6.40          3/15/2018                1,131
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,163
    9,500   Puget Sound Energy, Inc.                        6.97          6/01/2067                9,559
    2,000   Sempra Energy                                   9.80          2/15/2019                2,678
   19,000   Wisconsin Energy Corp.                          6.25          5/15/2067               19,119
                                                                                              ----------
                                                                                                  83,715
                                                                                              ----------
            WATER UTILITIES (0.1%)
    2,000   American Water Capital Corp.                    6.09         10/15/2017                2,278
                                                                                              ----------
            Total Utilities                                                                      216,146
                                                                                              ----------
            Total Corporate Obligations (cost: $860,029)                                         947,573
                                                                                              ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.5%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    7,000   Viterra, Inc. (b)                               5.95          8/01/2020                7,088
                                                                                              ----------
            BREWERS (0.1%)
    2,000   Anheuser-Busch InBev Worldwide, Inc.            7.20          1/15/2014                2,287
                                                                                              ----------
            FOOD RETAIL (0.1%)
    1,485   Ahold Lease USA, Inc.                           7.82          1/20/2020                1,664
                                                                                              ----------
            Total Consumer Staples                                                                11,039
                                                                                              ----------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    1,000   Husky Energy, Inc.                              7.25         12/15/2019                1,206
                                                                                              ----------
            OIL & GAS DRILLING (0.0%)
      132   Delek & Avner-Yam Tethys Ltd. (b)               1.40(e)       8/01/2013                  132
      247   Delek & Avner-Yam Tethys Ltd. (b)               5.33          8/01/2013                  255
                                                                                              ----------
                                                                                                     387
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000   Weatherford International Ltd.                  9.63          3/01/2019                2,598
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,500   Talisman Energy, Inc.                           7.75          6/01/2019                1,855
    2,000   Woodside Finance Ltd. (b)                       8.75          3/01/2019                2,567
                                                                                              ----------
                                                                                                   4,422
                                                                                              ----------

================================================================================

9 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.8%)
$   1,000   Nakilat, Inc. (b)                               6.07%        12/31/2033           $    1,008
    2,000   TransCanada Pipelines Ltd.                      7.13          1/15/2019                2,446
   11,360   TransCanada Pipelines Ltd.                      6.35          5/15/2067               11,585
                                                                                              ----------
                                                                                                  15,039
                                                                                              ----------
            Total Energy                                                                          23,652
                                                                                              ----------
            FINANCIALS (4.2%)
            -----------------
            DIVERSIFIED BANKS (1.0%)
    3,000   BayernLB Capital Trust l                        6.20                  -(d)             1,935
    2,000   LBG Capital No.1 plc                            8.00          6/15/2020                1,960
    3,000   LBG Capital No.1 plc                            7.88         11/01/2020                3,003
    1,000   Lloyds TSB Bank plc (b)                         4.38          1/12/2015                1,035
    2,000   National Capital Trust II (b)                   5.49                  -(d)             2,005
    2,000   Nordea Bank AB (b)                              5.42                  -(d)             1,954
    4,000   Royal Bank of Scotland Group plc                7.64                  -(d)             3,315
    2,000   Standard Chartered plc (b)                      6.41                  -(d)             1,992
    1,000   Westpac Capital Trust IV (b)                    5.26                  -(d)               978
                                                                                              ----------
                                                                                                  18,177
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
    1,000   Brookfield Asset Management, Inc.               7.13          6/15/2012                1,058
    4,500   Brookfield Asset Management, Inc.               5.80          4/25/2017                4,789
                                                                                              ----------
                                                                                                   5,847
                                                                                              ----------
            MULTI-LINE INSURANCE (1.5%)
    1,500   AXA S.A.                                        3.67(e)               -(d)             1,125
    2,000   AXA S.A. (b)                                    6.46                  -(d)             1,842
   15,000   Oil Insurance Ltd. (b)                          7.56                  -(d)            14,093
    9,500   ZFS Finance USA Trust II (b)                    6.45         12/15/2065               10,046
                                                                                              ----------
                                                                                                  27,106
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    4,000   ING Groep N.V.                                  5.78                  -(d)             3,760
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    2,000   Allied World Assurance Holdings Ltd.            7.50          8/01/2016                2,275
    3,000   Catlin Insurance Co. Ltd. (b)                   7.25                  -(d)             2,888
    9,000   QBE Insurance Group Ltd. (b)                    5.65          7/01/2023                8,584
    4,000   XL Capital Ltd.                                 6.50                  -(d)             3,840
                                                                                              ----------
                                                                                                  17,587
                                                                                              ----------
            REITs - RETAIL (0.1%)
    2,000   WEA Finance (b)                                 5.75          9/02/2015                2,221
                                                                                              ----------
            Total Financials                                                                      74,698
                                                                                              ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
    2,000   Valeant Pharmaceuticals (b)                     6.88         12/01/2018                2,008
                                                                                              ----------
            INDUSTRIALS (0.5%)
            ------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    1,000   CNH Global N.V. (b)                             7.88         12/01/2017                1,122
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.3%)
    4,000   Hutchison Whampoa, Ltd. (b)                     6.00                  -(d)             4,088
    1,000   Siemens Financieringsmat (b)                    6.13          8/17/2026                1,146
                                                                                              ----------
                                                                                                   5,234
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
    2,000   Ingersoll-Rand GL Holding Co.                   9.50          4/15/2014                2,410
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            Total Industrials                                                                      8,766
                                                                                              ----------
            MATERIALS (1.5%)
            ----------------
            CONSTRUCTION MATERIALS (0.4%)
$   1,306   CRH America, Inc.                                5.63%        9/30/2011         $      1,331
    2,000   CRH America, Inc.                                6.00         9/30/2016                2,207
    3,000   CRH America, Inc.                                5.75         1/15/2021                3,137
                                                                                              ----------
                                                                                                   6,675
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.6%)
    2,000   Glencore Funding, LLC (b)                        6.00         4/15/2014                2,158
    3,000   Noranda, Inc.                                    6.00        10/15/2015                3,343
    3,000   Rio Tinto Finance (USA) Ltd.                     8.95         5/01/2014                3,635
    1,000   Teck Resources Ltd.                             10.75         5/15/2019                1,280
                                                                                              ----------
                                                                                                  10,416
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,000   Incitec Pivot Finance, LLC (b)                   6.00        12/10/2019                3,203
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Corp.                               6.95         4/01/2019                2,402
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
      500   PE Paper Escrow GmbH (b)                        12.00         8/01/2014                  578
    2,000   Sappi Papier Holding AG (b)                      6.75         6/15/2012                2,136
                                                                                              ----------
                                                                                                   2,714
                                                                                              ----------
            STEEL (0.1%)
    1,000   ArcelorMittal                                    9.00         2/15/2015                1,204
                                                                                              ----------
            Total Materials                                                                       26,614
                                                                                              ----------

            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000   Telecom Italia Capital                           5.25        11/15/2013                2,132
                                                                                              ----------
            UTILITIES (0.1%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    2,000   Transalta Corp.                                  4.75         1/15/2015                2,135
                                                                                              ----------
            Total Eurodollar and Yankee Obligations
              (cost: $139,486)                                                                   151,044
                                                                                              ----------
            ASSET-BACKED SECURITIES (5.5%)

            FINANCIALS (5.5%)
            -----------------
            ASSET-BACKED FINANCING (5.5%)
       31   Aerco Ltd. (b)                                   0.74         7/15/2025                   29
    3,000   AESOP Funding II, LLC (b)                        9.31        10/20/2013                3,277
    5,000   AESOP Funding II, LLC                            6.74         5/20/2016                5,595
    2,000   American Express Credit Account Master Trust (b) 0.50         3/17/2014                1,997
    3,000   American Express Credit Account Master Trust (b) 0.57         9/15/2016                2,934
    5,000   AmeriCredit Automobile Receivables Trust         6.96        10/14/2014                5,300
       85   Banc of America Securities Auto Trust            5.51         2/19/2013                   85
    4,405   Bank One Issuance Trust                          4.77         2/16/2016                4,683
    2,000   Bank One Issuance Trust                          1.02(e)      2/15/2017                1,989
    2,000   Cabela's Credit Card Master Note Trust (b)       5.26        10/15/2014                2,034
      355   Capital One Auto Finance Trust                   0.25(e)      5/15/2013                  354
    2,189   CenterPoint Energy Transition Bond Co. III, LLC  4.19         2/01/2020                2,356
    4,093   Centre Point Funding, LLC (b)                    5.43         7/20/2015                4,329
    1,000   Citibank Credit Card Issuance Trust              6.95         2/18/2014                1,045
    4,000   Citibank Credit Card Issuance Trust              6.30         6/20/2014                4,219

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Citibank Credit Card Issuance Trust              5.50%        3/24/2017           $    1,100
    1,000   Citibank Credit Card Issuance Trust              5.65         9/20/2019                1,143
    5,000   Credit Acceptance Auto Loan Trust (b)            5.68         5/15/2017                5,173
    2,000   Ford Credit Auto Owner Trust                     1.97(e)      4/15/2013                2,021
    1,000   GE Capital Credit Card Master Note Trust         0.26(e)      3/15/2015                  998
    5,000   GE Capital Credit Card Master Note Trust         4.47         3/15/2020                5,379
    3,000   Hertz Vehicle Financing, LLC (b)                 4.26         3/25/2014                3,152
    5,000   Hertz Vehicle Financing, LLC (b)                 5.93         3/25/2016                5,493
    2,000   Hertz Vehicle Financing, LLC                     6.44         2/15/2019                2,095
    2,000   Hyundai Auto Receivables Trust                   5.48        11/17/2014                2,107
    2,000   MBNA Master Credit Card Note Trust               6.80         7/15/2014                2,087
    7,500   Rental Car Finance Corp. (b),(c)                 0.35(e)      7/25/2013                7,293
    5,289   SLM Student Loan Trust                           0.63(e)      4/25/2025                4,644
    6,045   SLM Student Loan Trust                           0.65(e)      4/25/2025                5,486
    1,479   SLM Student Loan Trust                           0.47(e)     10/27/2025                1,205
    1,686   SLM Student Loan Trust                           0.82(e)     10/25/2038                1,380
    2,027   Trinity Rail Leasing, LP (INS)                   5.27         8/14/2027                2,030
    4,392   Trinity Rail Leasing, LP (b)                     5.90         5/14/2036                4,279
                                                                                                  97,291
                                                                                              ----------
            Total Financials                                                                      97,291
                                                                                              ----------
            Total Asset-Backed Securities (cost: $89,527)                                         97,291
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (15.7%)

            FINANCIALS (15.7%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.6%)
    2,000   Banc of America Commercial Mortgage, Inc.        6.33         5/11/2035                2,011
      870   Banc of America Commercial Mortgage, Inc.        6.56         4/11/2037                  889
    1,367   Banc of America Commercial Mortgage, Inc.        4.50         7/10/2042                1,374
    1,000   Banc of America Commercial Mortgage, Inc.        4.99        11/10/2042                  994
    1,000   Banc of America Commercial Mortgage, Inc.        5.26        11/10/2042                  779
    5,400   Banc of America Commercial Mortgage, Inc.        4.51        12/10/2042                5,528
    2,400   Banc of America Commercial Mortgage, Inc.        4.95         7/10/2043                2,496
    4,000   Banc of America Commercial Mortgage, Inc.        5.72         5/10/2045                4,285
    7,523   Banc of America Commercial Mortgage, Inc.        5.18        10/10/2045                7,922
    4,787   Banc of America Commercial Mortgage, Inc.        5.35         9/10/2047                5,072
    3,304   Banc of America Commercial Mortgage, Inc. (b)    5.46         9/10/2047                3,030
      944   Banc of America Commercial Mortgage, Inc. (b)    5.50         9/10/2047                  874
    2,000   Banc of America Commercial Mortgage, Inc.        6.20         2/10/2051                2,001
    1,000   BCRR Trust (b)                                   5.86         7/17/2040                1,035
    1,500   Bear Stearns Commercial Mortgage Securities,
              Inc. (b)                                       6.00         6/16/2030                1,567
    2,998   Bear Stearns Commercial Mortgage Securities,
              Inc.                                           5.47         4/12/2038                3,162
    2,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                           5.53        10/12/2041                2,135
    1,727   Bear Stearns Commercial Mortgage Securities,
              Inc.                                           4.82         2/13/2042                1,816
    1,620   Citigroup Commercial Mortgage Trust              4.83         5/15/2043                1,688
    2,300   Citigroup Commercial Mortgage Trust              5.23         7/15/2044                2,503
    2,000   Citigroup Commercial Mortgage Trust (b)          4.83         9/20/2051                1,999
    1,000   Commercial Mortgage Asset Trust                  7.64        11/17/2032                  998
    5,000   Commercial Mortgage Trust                        5.54         2/11/2017                5,253
    2,821   Commercial Mortgage Trust                        4.58        10/15/2037                2,839
    5,000   Commercial Mortgage Trust                        5.12         6/10/2044                5,397
    2,500   Credit Suisse First Boston Mortgage Capital      5.71         2/15/2039                2,647
    2,278   Credit Suisse First Boston Mortgage Securities
              Corp. (b)                                      6.65        12/18/2035                2,283
      151   Credit Suisse First Boston Mortgage Securities
              Corp.                                          4.30         7/15/2036                  152
    4,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                          5.11         7/15/2036                4,317

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   6,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                         4.73%         7/15/2037           $    6,148
    3,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.10          8/15/2038                3,127
    1,555   Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.10          8/15/2038                1,621
    1,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                         4.82         10/15/2039                 977
    2,437   Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.25         12/15/2039                2,472
    1,785   Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.21         12/15/2040                1,840
    1,080   Deutsche Mortgage & Asset Receiving Corp.       7.50          6/15/2031                1,142
    1,500   GE Capital Commercial Mortgage Corp. (b)        5.34         12/10/2037                1,473
    2,200   GE Capital Commercial Mortgage Corp.            6.26          6/10/2038                2,225
    1,200   GE Capital Commercial Mortgage Corp.            5.33         11/10/2045                1,232
    5,000   GE Commercial Mortgage Corp.                    5.07          7/10/2045                4,967
    1,238   GE Commercial Mortgage Corp.                    4.35          6/10/2048                1,255
    2,000   GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035                2,075
    2,000   GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043                2,076
    2,829   GMAC Commercial Mortgage Securities, Inc.       4.81          5/10/2043                2,734
    2,000   Greenwich Capital Commercial Funding Corp.      5.44          3/10/2039                2,186
      561   GS Mortgage Securities Corp. II (b)             6.04          8/15/2018                  567
    2,000   GS Mortgage Securities Corp. II                 5.53          8/10/2038                1,840
    2,489   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.82          9/12/2037                2,525
    4,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.99          9/12/2037                4,088
    3,200   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.00         10/15/2042                3,321
    1,429   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.32          1/12/2043                1,472
    1,894   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.49          4/15/2043                1,993
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.79          6/12/2043                2,123
    5,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.42         12/12/2043                5,292
    3,650   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.30         12/15/2044                3,847
    3,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.34         12/15/2044                3,269
    3,752   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.88          4/15/2045                3,981
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.37          5/15/2045                1,046
    1,976   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.63          3/15/2046                2,006
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.41          5/15/2047                1,901
    2,969   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.82          2/12/2049                3,055
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              6.26          2/15/2051                2,066
    4,623   LB-UBS Commercial Mortgage Trust                5.25          6/15/2029                4,819
    4,000   LB-UBS Commercial Mortgage Trust                5.02          8/15/2029                4,282
    3,930   LB-UBS Commercial Mortgage Trust                4.51         12/15/2029                3,966
    3,000   LB-UBS Commercial Mortgage Trust                5.21          4/15/2030                3,152
    3,400   LB-UBS Commercial Mortgage Trust                5.47         11/15/2030                3,580
    3,000   LB-UBS Commercial Mortgage Trust                5.22          2/15/2031                3,184
    2,905   LB-UBS Commercial Mortgage Trust                5.64          3/15/2032                3,055
    2,999   LB-UBS Commercial Mortgage Trust (b)            5.33         12/15/2036                2,787
    2,000   LB-UBS Commercial Mortgage Trust                5.39          4/15/2040                1,696
    2,350   Machine One Trust (b)                           5.22          5/28/2040                2,389
    2,000   Merrill Lynch Mortgage Trust                    5.24         11/12/2037                2,001

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Merrill Lynch Mortgage Trust                    4.96%         7/12/2038           $    3,056
    2,000   Merrill Lynch Mortgage Trust                    5.10          7/12/2038                1,857
    3,039   Merrill Lynch Mortgage Trust                    5.61          5/12/2039                3,122
    2,000   Merrill Lynch Mortgage Trust                    4.86         10/12/2041                2,126
    4,285   Merrill Lynch Mortgage Trust                    4.92         10/12/2041                4,368
    3,786   Merrill Lynch Mortgage Trust                    5.76          8/12/2043                3,961
    2,000   Merrill Lynch Mortgage Trust                    5.38          1/12/2044                1,490
    2,900   Merrill Lynch Mortgage Trust                    5.38          8/12/2048                3,102
    2,000   Merrill Lynch Mortgage Trust                    6.27          2/12/2051                1,732
    2,000   Merrill Lynch Mortgage Trust (b)                6.27          2/12/2051                1,100
    2,000   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                5.92          6/12/2046                1,985
    2,000   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                5.38          7/12/2046                2,100
    4,000   Morgan Stanley Capital I, Inc.                  5.97          8/12/2041                4,258
    4,600   Morgan Stanley Capital I, Inc.                  5.69          7/12/2044                4,882
    3,445   Morgan Stanley Capital I, Inc.                  4.89          6/12/2047                3,734
    3,000   Morgan Stanley Capital I, Inc.                  4.77          7/15/2056                3,106
    2,558   Morgan Stanley Dean Witter Capital I, Inc. (b)  5.13          5/24/2043                2,565
    3,213   Prudential Securities Secured Financing Corp.   6.76          6/16/2031                3,218
    3,000   Royal Bank of Scotland (b)                      5.88          6/16/2049                2,950
      923   Structured Asset Securities Corp.               7.15         10/12/2034                  938
    2,000   Timberstar Trust (b)                            5.75         10/15/2036                2,139
    3,000   Wachovia Bank Commercial Mortgage Trust         5.08         11/15/2035                3,106
    2,000   Wachovia Bank Commercial Mortgage Trust         5.08          3/15/2042                2,157
    1,604   Wachovia Bank Commercial Mortgage Trust         4.81          4/15/2042                1,696
    4,860   Wachovia Bank Commercial Mortgage Trust         5.18          7/15/2042                5,128
    5,449   Wachovia Bank Commercial Mortgage Trust         5.94          6/15/2045                5,631
    4,952   Wachovia Bank Commercial Mortgage Trust         5.50         10/15/2048                4,999
    3,000   Wachovia Bank Commercial Mortgage Trust         5.60         10/15/2048                3,059
                                                                                              ----------
                                                                                                 277,464
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   26,706   J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 8/05/2009;
              cost $347 (b),(f)                             0.86          1/12/2037                  120
  108,654   LB-UBS Commercial Mortgage Trust, acquired
              7/22/2009; cost $1,401 (b),(f)                0.90         10/15/2036                  581
    8,755   Morgan Stanley Capital I, Inc., acquired
              1/23/2004; cost $477 (b),(f)                  1.02          9/13/2045                   63
   44,920   Morgan Stanley Capital I, Inc., acquired
              8/05/2009; cost $665 (b),(f)                  0.61          6/12/2047                  467
                                                                                              ----------
                                                                                                   1,231
                                                                                              ----------
            Total Financials                                                                     278,695
                                                                                              ----------
            Total Commercial Mortgage Securities
              (cost: $263,963)                                                                   278,695
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (0.2%) (g)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    1,540   Freddie Mac (+)                                 4.50          1/15/2029                1,581
                                                                                              ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
    1,156   Freddie Mac (+)                                 5.00          9/01/2020                1,244
    1,163   Freddie Mac (+)                                 5.50          4/01/2036                1,253
                                                                                              ----------
                                                                                                   2,497
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $3,825)                                     4,078
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (6.3%)

            BONDS (2.5%)
$   5,000   3.88%, 8/15/2040                                                                  $    4,552
   42,000   4.25%, 11/15/2040                                                                     40,839
                                                                                              ----------
                                                                                                  45,391
                                                                                              ----------
            INFLATION-INDEXED NOTES (2.3%)
   39,086   1.75%, 1/15/2028                                                                      40,946
                                                                                              ----------
            NOTES (1.5%)
   25,000   3.63%, 2/15/2020                                                                      25,998
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $109,661)                                      112,335
                                                                                              ----------
            MUNICIPAL BONDS (6.4%)

            AIRPORT/PORT (0.2%)
    2,000   College Park (INS)                              5.76%         1/01/2015                2,049
    1,495   Riverside (INS)                                 5.19          8/01/2017                1,470
                                                                                              ----------
                                                                                                   3,519
                                                                                              ----------
            APPROPRIATED DEBT (0.8%)
      3,000 Baltimore City Board of School Commissioners    5.69         12/15/2025                3,128
      1,690 Escondido Joint Powers Financing Auth. (INS)    5.53          9/01/2018                1,677
      3,000 Kannapolis Ltd.                                 7.28          3/01/2027                3,066
      1,500 Kentucky State Property and Buildings
              Commission                                    4.08         11/01/2015                1,568
      5,000 Miami-Dade County School Board                  5.38          5/01/2031                5,009
        495 Reeves County (INS)                             5.75          3/01/2012                  495
                                                                                              ----------
                                                                                                  14,943
                                                                                              ----------
            CASINOS & GAMING (0.1%)
    1,000   Mashantucket (Western) Pequot Tribe, acquired
              7/29/2005; cost $1,000(b),(f),(h)             5.91          9/01/2021                  388
    2,025   Seneca Nation of Indians Capital Improvements
              Auth. (c)                                     6.75         12/01/2013                2,000
                                                                                              ----------
                                                                                                   2,388
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      980   American Eagle Northwest, LLC                   4.97         12/15/2018                  960
                                                                                              ----------
            EDUCATION (1.6%)
    1,780   Austin Community College District (i)           5.20          2/01/2020                1,793
    3,430   Austin Community College District               6.76          8/01/2030                3,663
    1,505   California State Univ. (INS)                    5.27         11/01/2017                1,532
    1,000   Colorado State Board of Governors Univ.
              Enterprise System                             4.90          3/01/2021                  984
    3,000   Los Alamitos Unified School District No. 1      6.19          2/01/2026                3,096
    3,000   Miami Univ. of Ohio                             6.67          9/01/2028                3,227
   10,000   New Jersey EDA                                  5.25          9/01/2026               10,207
    3,000   Rensselaer Polytechnic Institute                5.60          9/01/2020                3,187
    1,000   Univ. of Oklahoma                               5.25         11/01/2019                1,018
                                                                                              ----------
                                                                                                  28,707
                                                                                              ----------
            ELECTRIC UTILITIES (0.1%)
    2,000   American Municipal Power, Inc.                  3.82          2/15/2014                2,032
                                                                                              ----------

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.1%)
$   2,000   Piedmont Municipal Power Agency                 4.34%         1/01/2017           $    1,960
                                                                                              ----------
            GENERAL OBLIGATION (1.2%)
    3,000   Long Beach USD(i)                               5.91          8/01/2025                3,071
    5,000   New York City                                   6.27         12/01/2037                5,395
    5,000   Washington                                      5.25          2/01/2036                5,191
    4,045   Will County, Illinois                           3.83         11/15/2016                4,133
    1,520   Will County, Illinois                           4.08         11/15/2017                1,566
    1,405   Will County, Illinois                           4.28         11/15/2018                1,447
                                                                                              ----------
                                                                                                  20,803
                                                                                              ----------
            HOSPITAL (0.2%)
    1,000   Medical Univ. (INS)                             5.01          2/15/2015                1,035
    3,000   Novant Health, Inc.                             5.35         11/01/2016                3,217
                                                                                              ----------
                                                                                                   4,252
                                                                                              ----------

            MISCELLANEOUS (0.0%)
      752   Keenan Dev. Association of Tennessee, LLC
              (INS)                                         5.02          7/15/2028                  709
                                                                                              ----------
            NURSING/CCRC (0.1%)
    1,585   Statewide Communities Dev. Auth. (INS)          5.59          2/01/2015                1,536
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
    2,000   Georgetown County Environmental Improvement     6.25          9/01/2023                2,003
                                                                                              ----------
            SALES TAX (0.2%)
    3,300   Miami-Dade County Transit System                4.59          7/01/2021                3,131
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.2%)
    1,485   Erie County Tobacco Asset Securitization Corp.  6.00          6/01/2028                1,269
    2,000   Florida State Department of Environmental
              Protection                                    5.76          7/01/2020                2,075
    1,745   Metropolitan Nashville Airport Auth. (INS)      5.14          7/01/2018                1,792
    3,000   MTA                                             5.20         11/15/2018                3,062
    5,000   MTA                                             6.73         11/15/2030                5,323
    3,000   New Jersey Transportation Trust Fund Auth.      5.75         12/15/2028                2,991
    2,500   New York City Transitional Finance Auth.        5.00          2/01/2035                2,530
    1,000   New York State Housing Finance Agency           5.19          9/15/2011                1,018
    2,000   New York State Urban Dev. Corp. (INS)           4.38         12/15/2011                2,051
                                                                                              ----------
                                                                                                  22,111
                                                                                              ----------
            WATER UTILITIES (0.2%)
    3,000   Connecticut Dev. Auth.                          5.50          4/01/2021                3,045
                                                                                              ----------
            WATER/SEWER UTILITY (0.2%)
    2,500   Tohopekaliga Water Auth.                        5.25         10/01/2036                2,524
                                                                                              ----------
            Total Municipal Bonds (cost: $112,420)                                               114,623
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                                                            VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.8%)

            CONSUMER STAPLES (0.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
  105,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)      $      9,664
                                                                                              ----------
            FINANCIALS (1.2%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
   50,000   HSBC Holdings plc, 6.20%, perpetual                                                    1,219
    5,000   US Bancorp, 7.19%, perpetual                                                           4,267
                                                                                              ----------
                                                                                                   5,486
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.1%)
  100,000   Delphi Financial Group, Inc., 7.38%, perpetual                                         2,426
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  175,000   Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual                        4,883
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual (j)                                     --
                                                                                              ----------
            REINSURANCE (0.4%)
    2,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 &
              3/02/2007; cost $2,058 *(f)                                                          1,100
   $5,000   Swiss Re Capital I, LP, 6.85%, perpetual (b)                                           4,994
                                                                                              ----------
                                                                                                   6,094
                                                                                              ----------
            REITs - INDUSTRIAL (0.0%)
   30,000   AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual*                   750
                                                                                              ----------
            REITs - SPECIALIZED (0.1%)
   40,000   Public Storage, Inc., 7.00%, perpetual*                                                1,014
                                                                                              ----------
            Total Financials                                                                      20,653
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,000   Centaur Funding Corp., 9.08% (b)                                                       2,251
                                                                                              ----------
            Total Preferred Securities (cost: $34,143)                                            32,568
                                                                                              ----------

PRINCIPAL
AMOUNT                                                    COUPON
(000)                                                       RATE          MATURITY
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.4%)

            COMMERCIAL PAPER (1.2%)

            ENERGY (0.5%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
$   3,000   FMC Technologies, Inc. (b),(k)                  0.32%         5/03/2011                3,000
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,205   Apache Corp. (b),(k)                            0.32          5/02/2011                5,205
                                                                                              ----------
            Total Energy                                                                           8,205
                                                                                              ----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)        SECURITY                                        RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
             MATERIALS (0.7%)
             ----------------
             PAPER PACKAGING (0.7%)
$  12,701    Sonoco Products Co.                             0.31%        5/02/2011           $   12,701
                                                                                              ----------
             Total Commercial Paper                                                               20,906
                                                                                              ----------
             VARIABLE-RATE DEMAND NOTES (0.2%)

             UTILITIES (0.2%)
             ----------------
             MULTI-UTILITIES (0.2%)
    3,200    Sempra Energy(b)                                0.52        11/01/2014                3,200
                                                                                              ----------
             Total Money Market Instruments (cost: $24,106)                                       24,106
                                                                                              ----------

             TOTAL INVESTMENTS (COST: $1,637,160)                                             $1,762,313
                                                                                              ==========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                                 (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS         OBSERVABLE         INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                              TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $          --     $   947,573      $         --      $    947,573
  Eurodollar and Yankee Obligations                       --         151,044                --           151,044
  Asset-Backed Securities                                 --          97,291                --            97,291
  Commercial Mortgage Securities                          --         278,695                --           278,695
  U.S. Government Agency Issues                           --           4,078                --             4,078
  U.S. Treasury Securities                           112,335              --                --           112,335
  Municipal Bonds                                         --         114,623                --           114,623
Equity Securities:
  Preferred Securities                                 1,219          31,349                --            32,568
Money Market Instruments:
  Commercial Paper                                        --          20,906                --            20,906
  Variable-Rate Demand Notes                              --           3,200                --             3,200
----------------------------------------------------------------------------------------------------------------
Total                                          $     113,554     $ 1,648,759      $         --      $  1,762,313
----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, common stocks with a fair value of $1,121,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At April 30, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $137,268,000 and $12,115,000, respectively, resulting in net unrealized appreciation of $125,153,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,780,854,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.0% of net assets at April 30, 2011.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA    Economic Development Authority
MTA    Metropolitan Transportation Authority
REIT   Real estate investment trust
USD    Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At April 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2011.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2011, was $2,719,000, which represented 0.2% of the Fund's net assets.
(g) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(h) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

(i) Delayed-delivery or when-issued security -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $4,864,000, which included when-issued securities of $3,071,000.
(j) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.